Asset under construction - Commercial Plant	9 Months Ended
Mar. 31, 2022
Asset Under Construction Commercial Plant
Asset under construction - Commercial Plant
7.	Asset under construction – Commercial Plant

The Company is developing a commercial plant for the extraction of battery-grade lithium from tail brine from a stand-alone facility located adjacent the LANXESS facility in southern Arkansas. The commercial plant is under development and not available for use and therefore not subject to depreciation as at March 31, 2022.